STOCKHOLDERS' EQUITY - Preferred Stock Shares (Details) - $ / shares	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2020
Preferred shares, shares outstanding	41,587,368
LifeSci Acquisition II Corp
Preferred shares, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares issued	0	0	0
Preferred shares, shares outstanding	0	0	0